Assets Held for Sale (Details) - CAD ($) $ in Millions		12 Months Ended
	Sep. 13, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Proceeds from disposal of oil and gas assets		$ 0
Property, Plant and Equipment, Net		37,250	$ 36,499
Right-of-Use Assets, Net		1,680	1,845
Goodwill		2,923	2,923	$ 3,473
Lease liabilities		(2,658)	(2,836)	(2,957)
Decommissioning Liabilities		$ (4,155)	$ (3,559)	$ (3,906)
Retail
Disclosure of operating segments [line items]
Consideration for sale of assets held for sale	$ 404